Investment Securities - Contractual Maturities (Details)	Dec. 31, 2016 USD ($)
Contractual maturities of debt securities
Debt securities with contractual maturities of one year or less	$ 177,600,000
Debt securities with contractual maturities exceeding one year	$ 0